Loans payable - Disclosure of Financing Costs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Interest And Financing Cost [Abstract]
Unwinding of discount on rehabilitation and closure accretion (note 12)	$ 160	$ 85	$ 72
Discount unwinding on debt repaid (note 11)		15	115
Lease accretion Starcore	16	20	23
Interest on diesel equipment lease			3
Interest expense on debt (note 11)		23	349
Bank fees	9	11
Interest revenue	(4)	(6)	(8)
Finance Costs Total	$ 181	$ 148	$ 554